Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions) (Details) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 First Liens [Member]		Dec. 31, 2012 First Liens [Member]		Dec. 31, 2013 Second Liens [Member]		Dec. 31, 2012 Second Liens [Member]		Dec. 31, 2013 Home Equity [Member]		Dec. 31, 2012 Home Equity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 72,793,000	$ 114,311,000	$ 144,069,000	$ 70,341,000		$ 111,314,000		$ 161,000		$ 196,000		$ 2,291,000		$ 2,801,000
Weighted average life (in years)				4 years 4 months		4 years 0 months		3 years 7 months		3 years 0 months		3 years 8 months		3 years 0 months
Annual prepayment rate				19.70%		21.00%		32.30%		27.10%		34.30%		27.90%
Annual prepayment rate, Impact on fair value of 10% adverse change				(3,527,000)		(5,736,000)		(10,000)		(12,000)		(117,000)		(158,000)
Annual prepayment rate, Impact on fair value of 20% adverse change				(6,743,000)		(10,956,000)		(19,000)		(24,000)		(225,000)		(304,000)
Annual discount rate on servicing cash flows				8.60%		11.80%		14.00%		14.00%		18.00%		18.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change				(1,848,000)		(3,079,000)		(4,000)		(5,000)		(69,000)		(87,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change				(3,605,000)		(5,976,000)		(8,000)		(10,000)		(133,000)		(169,000)
Annual cost to service (per loan)				162	[1]	118	[1]	50	[1]	50	[1]	50	[1]	50	[1]
Annual cost to service (per loan), Impact on fair value of 10% adverse change				(1,715,000)		(2,711,000)		(4,000)		(5,000)		(37,000)		(43,000)
Annual cost to service (per loan), Impact on fair value of 20% adverse change				(3,419,000)		(5,404,000)		(8,000)		(9,000)		(73,000)		(86,000)
Annual earnings on escrow				1.40%		1.40%		0.00%		0.00%		0.00%		0.00%
Annual earnings on escrow, Impact on fair value of 10% adverse change				(721,000)		(640,000)		0		0		0		0
Annual earnings on escrow, Impact on fair value of 20% adverse change				$ (1,442,000)		$ (1,281,000)		$ 0		$ 0		$ 0		$ 0

[1]	Amounts represent market participant based assumptions.